AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 27.8%
IT Services – 0.9%
Amdocs Ltd.	8,979	$783,418

Semiconductors & Semiconductor Equipment – 6.2%
Analog Devices, Inc.	2,449	563,417
Broadcom, Inc.	11,138	2,221,251
NVIDIA Corp.	15,574	1,945,504
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	4,150	749,200

		5,479,372

Software – 15.4%
Adobe, Inc.(a)	1,732	759,586
Gen Digital, Inc.	12,636	345,342
Intuit, Inc.(a)	2,692	1,652,457
Microsoft Corp.	16,780	6,661,492
Nice Ltd. (Sponsored ADR)(a)	1,433	199,445
Oracle Corp.	10,626	1,764,554
Salesforce, Inc.	3,485	1,038,007
ServiceNow, Inc.(a)	1,241	1,153,832

		13,574,715

Technology Hardware, Storage & Peripherals – 5.3%
Apple, Inc.	16,815	4,066,539
NetApp, Inc.	6,075	606,346

		4,672,885

		24,510,390

Financials – 18.6%
Banks – 3.4%
Bank of America Corp.	22,654	1,044,349
JPMorgan Chase & Co.	5,598	1,481,511
M&T Bank Corp.	2,459	471,440

		2,997,300

Capital Markets – 2.9%
Cboe Global Markets, Inc.	4,633	976,636
CME Group, Inc.	1,794	455,263
MSCI, Inc.	927	547,403
S&P Global, Inc.	1,079	575,906

		2,555,208

Financial Services – 6.7%
Corpay, Inc.(a)	1,207	443,029
Fiserv, Inc.(a)	9,808	2,311,647
Mastercard, Inc. - Class A	1,957	1,127,839
Visa, Inc. - Class A	5,718	2,073,976

		5,956,491

Insurance – 5.6%
American Financial Group, Inc./OH	3,063	386,796
Everest Group Ltd.	2,421	855,146
Marsh & McLennan Cos., Inc.	5,161	1,227,492

Company	Shares	U.S. $ Value

Progressive Corp. (The)	2,484	$700,488
Reinsurance Group of America, Inc. - Class A	2,219	449,769
Travelers Cos., Inc. (The)	2,215	572,555
Willis Towers Watson PLC	2,177	739,418

		4,931,664

		16,440,663

Health Care – 12.5%
Biotechnology – 3.9%
AbbVie, Inc.	7,537	1,575,459
Gilead Sciences, Inc.	13,146	1,502,719
Vertex Pharmaceuticals, Inc.(a)	858	411,660

		3,489,838

Health Care Equipment & Supplies – 1.1%
Medtronic PLC	10,128	931,979

Health Care Providers & Services – 3.5%
McKesson Corp.	2,668	1,708,214
UnitedHealth Group, Inc.	2,835	1,346,511

		3,054,725

Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific, Inc.	993	525,257

Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	7,473	445,540
Eli Lilly & Co.	1,249	1,149,867
Merck & Co., Inc.	15,744	1,452,384

		3,047,791

		11,049,590

Consumer Discretionary – 9.5%
Broadline Retail – 2.9%
Amazon.com, Inc.(a)	12,124	2,573,683

Hotels, Restaurants & Leisure – 3.3%
Booking Holdings, Inc.	193	968,090
Compass Group PLC (Sponsored ADR)	37,055	1,298,407
Yum! Brands, Inc.	4,363	682,242

		2,948,739

Specialty Retail – 2.1%
AutoZone, Inc.(a)	400	1,397,204
O’Reilly Automotive, Inc.(a)	309	424,455

		1,821,659

Textiles, Apparel & Luxury Goods – 1.2%
Lululemon Athletica, Inc.(a)	2,767	1,011,643

		8,355,724

Industrials – 9.4%
Aerospace & Defense – 1.9%
BAE Systems PLC (Sponsored ADR)	11,554	845,060

Company	Shares	U.S. $ Value

L3Harris Technologies, Inc.	4,018	$828,150

		1,673,210

Construction & Engineering – 0.6%
Stantec, Inc.	6,567	560,034

Electrical Equipment – 0.5%
Eaton Corp. PLC	1,589	466,085

Professional Services – 6.4%
Automatic Data Processing, Inc.	4,874	1,536,187
Booz Allen Hamilton Holding Corp.	2,934	311,180
Experian PLC (Sponsored ADR)	18,745	887,388
Genpact Ltd.	20,405	1,085,954
Jacobs Solutions, Inc.	4,803	615,313
Leidos Holdings, Inc.	2,970	386,011
RELX PLC (Sponsored ADR)	15,963	772,130

		5,594,163

		8,293,492

Communication Services – 7.7%
Diversified Telecommunication Services – 1.0%
Comcast Corp. - Class A	25,250	905,970

Entertainment – 0.7%
Electronic Arts, Inc.	4,678	604,023

Interactive Media & Services – 5.2%
Alphabet, Inc. - Class C	15,450	2,660,799
Meta Platforms, Inc. - Class A	2,873	1,919,739

		4,580,538

Media – 0.8%
New York Times Co. (The) - Class A	14,753	709,472

		6,800,003

Consumer Staples – 6.3%
Beverages – 1.4%
Coca-Cola Co. (The)	18,027	1,283,702

Consumer Staples Distribution & Retail – 1.1%
Koninklijke Ahold Delhaize NV (Sponsored ADR)	17,227	606,735
Walmart, Inc.	3,338	329,160

		935,895

Household Products – 1.6%
Colgate-Palmolive Co.	4,911	447,736
Procter & Gamble Co. (The)	5,607	974,721

		1,422,457

Tobacco – 2.2%
Philip Morris International, Inc.	12,478	1,937,584

		5,579,638

Utilities – 3.1%
Electric Utilities – 1.5%
American Electric Power Co., Inc.	12,803	1,357,758

Company	Shares	U.S. $ Value

Multi-Utilities – 1.6%
Ameren Corp.	13,744	$1,395,841

		2,753,599

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Exxon Mobil Corp.	4,749	528,706
Shell PLC (ADR)	21,700	1,463,882

		1,992,588

Real Estate – 1.0%
Industrial REITs – 0.4%
First Industrial Realty Trust, Inc.	6,435	367,310

Specialized REITs – 0.6%
Public Storage	1,853	562,608

		929,918

Materials – 1.0%
Chemicals – 1.0%
Sherwin-Williams Co. (The)	2,350	851,335

Total Common Stocks (cost $77,732,067)		87,556,940

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $624,099)	624,099	624,099

Total Investments – 99.9% (cost $78,356,166)(e)		88,181,039
Other assets less liabilities – 0.1%		48,448

Net Assets – 100.0%		$88,229,487

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,341,726 and gross unrealized depreciation of investments was $(1,516,853), resulting in net unrealized appreciation of $9,824,873.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$87,556,940	$—	$—	$87,556,940
Short-Term Investments	624,099	—	—	624,099

Total Investments in Securities	88,181,039	—	—	88,181,039
Other Financial Instruments(b)	—	—	—	—

Total	$88,181,039	$—	$—	$88,181,039

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$546	$3,955	$3,877	$624	$14